Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current			$ 27,439
Deferred	(4,379)		(48,228)
Provision (benefit) for income taxes	$ (4,379)		$ (20,789)